EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 3,835
Plan assets at fair value – end of year	4,055	$ 3,835
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	632	565
Purchases and sales	(76)	52
Realized and unrealized gains (losses)	6	15
Plan assets at fair value – end of year	$ 562	$ 632